PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
PARENT ONLY FINANCIAL INFORMATION [Abstract]
Condensed Balance Sheets
	December 31,
	2014	2015
	US$	US$
ASSETS
Current assets:
Cash	1,296,102	966,276
Time deposits	92,182,582	61,196,856
Restricted time deposits	—	23,099,668
Prepaid expenses and other current assets	2,256,709	1,669,839
Total current assets	95,735,393	86,932,639
Investments and loans to subsidiaries	88,854,260	121,082,908
Total assets	184,589,653	208,015,547
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	449,351	1,004,410
Other non-current liabilities	1,253,070	867,510
Total liabilities	1,702,421	1,871,920
Commitments and contingencies	—	—

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 860,000,000 shares authorized, 23,712,758 and 44,914,538 shares issued, 23,712,758 and 43,988,425 shares outstanding as of December 31, 2014 and 2015, respectively)	23,712	44,914
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 28,733,024 shares and 10,574,896 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	28,733	10,575
Treasury shares (nil and 926,113 class A ordinary shares as of December 31, 2014 and 2015, respectively, at cost)	—	(7,738,834)
Additional paid-in capital	135,886,427	144,776,619
Accumulated other comprehensive income (loss)	1,701,598	(4,905,419)
Retained earnings	45,246,762	73,955,772
Total shareholders' equity	182,887,232	206,143,627
Total liabilities and shareholders' equity	184,589,653	208,015,547

Condensed Statements of Comprehensive Income
	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
General and administrative expenses	(57,172)	(170,440)	(681,129)
Operating loss	(57,172)	(170,440)	(681,129)
Equity in income of subsidiaries	14,079,492	21,103,354	31,303,290
Foreign currency exchange gains (losses)	—	1,180,466	(5,126,911)
Interest income	24,711	2,288,698	2,828,200
Other income	—	289,170	385,560
Income before income taxes	14,047,031	24,691,248	28,709,010
Income tax expense	—	—	—
Net income	14,047,031	24,691,248	28,709,010
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	1,150,824	66,678	(6,607,017)
Comprehensive income	15,197,855	24,757,926	22,101,993

Condensed Statements of Cash Flows
	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Operating activities:
Net cash provided by (used in) operating activities	(3,570)	3,226,599	1,381,505
Investing activities:
Purchase of time deposits	—	(92,682,582)	(94,501,933)
Proceeds from maturity of time deposits	—	500,000	96,923,091
Investments made to subsidiaries	—	(17,000,000)	—
Net cash provided by (used in) investing activities	—	(109,182,582)	2,421,158
Financing activities:

Payment of IPO costs	(76,719)	(2,804,600)	—
Issuance of Class A ordinary shares upon the IPO	—	96,254,995	—
Issuance of Class A ordinary shares in private placement concurrent with the IPO	—	13,500,000	—
Issuance of Class A ordinary shares in connection with exercise of share options	—	248,812	3,606,345
Advances from a related party	—	—	230,000
Repayment of advances from a related party	—	—	(230,000)
Repurchase of treasury shares	—	—	(7,738,834)
Net cash provided by (used in) financing activities	(76,719)	107,199,207	(4,132,489)
Net increase (decrease) in cash	(80,289)	1,243,224	(329,826)
Cash at beginning of year	133,167	52,878	1,296,102
Cash at end of year	52,878	1,296,102	966,276
Non-cash investing and financing activities:
Conversion of Series A convertible redeemable preferred shares to Class B ordinary shares	80,224	419,776	—
Conversion of Series B convertible redeemable preferred shares to Class B ordinary shares	—	16,324,300	—
Conversion of Series C convertible redeemable preferred shares to Class B ordinary shares	—	95,211,135	—
Accrual of IPO costs	107,866	—	—